ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The following tables present the components of accumulated other comprehensive (loss) income:

	Three Months Ended March 31, 2016
	Foreign Currency Translation Adjustment	Unrealized Gain On Available-For-Sale Security	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1,	$(139,784)	$2,964	$(136,820)
Other comprehensive income	7,490	—	7,490
Balance at March 31,	$(132,294)	$2,964	$(129,330)

	Three Months Ended March 31, 2015
	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain On Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1,	$(76,800)	$(1,248)	$(78,048)
Other comprehensive (loss) income	(49,216)	515	(48,701)
Balance at March 31,	$(126,016)	$(733)	$(126,749)

The following tables present the components of accumulated other comprehensive loss and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2015
	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain On Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1,	$(76,800)	$(1,248)	$(78,048)
Other comprehensive (loss) income	(60,793)	4,212	(56,581)
Amounts reclassified to earnings	(2,191)	—	(2,191)
Net current period other comprehensive (loss) income	(62,984)	4,212	(58,772)
Balance at December 31,	$(139,784)	$2,964	$(136,820)

	Year Ended December 31, 2014
	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) On Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1,	$(17,090)	$702	$(16,388)
Other comprehensive loss	(59,710)	(1,950)	(61,660)
Balance at December 31,	$(76,800)	$(1,248)	$(78,048)